Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Angel Studios, Inc. CIK: 0001671941
Schedule of property and equipment

	2024	2023
Computer equipment	$1,685,254	$1,630,746
Leasehold improvements	454,082	420,903
Computer software	545,255	386,035
Furniture and fixtures	355,764	355,764
Production equipment	280,512	275,513
Warehouse equipment	106,856	57,936
	3,427,723	3,126,897
Less accumulated depreciation and amortization	(2,648,796)	(1,914,841)
	$778,927	$1,212,056